SUBSEQUENT EVENTS (Details) - Subsequent event $ / shares in Units, $ in Thousands	Nov. 03, 2021 USD ($) $ / shares shares
Initial public offering
Subsequent Event [Line Items]
Number of shares issued | shares	6,900,000
Public offering price | $ / shares	$ 13.00
Gross proceeds from the sale of shares	$ 89,700
Underwriter discounts and commissions, fees and expenses	11,397
Initial public offering | Kanders & Company, Inc
Subsequent Event [Line Items]
Underwriter discounts and commissions, fees and expenses	$ 2,250
Over-Allotment Option
Subsequent Event [Line Items]
Number of shares issued | shares	900,000